Provisions - Asset retirement obligations - Changes in long-term interest rates (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Brazil
Provisions.
Long-term interest rates (per annum) (as a percent)	3.54%	3.36%
Canada
Provisions.
Long-term interest rates (per annum) (as a percent)	0.00%	0.40%
Mozambique
Provisions.
Long-term interest rates (per annum) (as a percent)	5.67%	5.20%
Minimum | Other regions
Provisions.
Long-term interest rates (per annum) (as a percent)	0.00%	0.60%
Maximum | Other regions
Provisions.
Long-term interest rates (per annum) (as a percent)	4.73%	4.78%
Asset retirement obligations | Base metals
Provisions.
Letters of credit and surety bonds issued in relation to asset retirement obligation	$ 651